Sound Mind Investing Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 28.19% Shares Fair Value
First Trust Natural Gas ETF 18,070 $ 452,111
iShares S&P 500
®
Value ETF 146,400 21,312,912
SPDR
®
Bloomberg 1-3 Month T-Bill ETF 85,430 7,814,282
WisdomTree U.S. High Dividend Fund 43,030 3,660,132
Total Exchange-Traded Funds Cost ($34,054,196) 33,239,437
MUTUAL FUNDS — 5.82%
Akre Focus Fund, Institutional Class 101 5,757
AllianzGI Dividend Value Fund 200 2,458
AllianzGI NFJ Small-Cap Value Fund 162 2,751
American Century Equity Income Fund, Investor Class 100 942
American Century International Opportunities Fund, Institutional Class 360 3,226
AMG Yacktman Focused Fund, Institutional Class 100 1,922
AMG Yacktman Fund, Institutional Class 100 2,246
Artisan International Small Cap Fund, Investor Class 100 1,602
Artisan International Value Fund, Investor Class 150 5,703
Artisan Mid Cap Value Fund, Investor Class 279 5,510
Artisan Small Cap Fund, Investor Class 125 3,840
BlackRock International Opportunities Portfolio, Institutional Class 100 3,058
BNY Mellon Opportunistic Small Cap Fund, Investor Class 100 3,071
Bridgeway Ultra-Small Company Market Fund, Class N 100 1,125
Buffalo Small Cap Fund, Inc. 150 2,208
Centre American Select Equity Fund, Institutional Class 452,457 6,587,770
Champlain Small Company Fund, Institutional Class 100 1,998
Chartwell Small Cap Value Fund 118 2,148
Columbia Acorn Fund, Class Z 137 1,346
Columbia Acorn International, Class Z 100 2,269
Columbia Contrarian Core Fund, Class Z 91 2,663
Columbia Small Cap Growth Fund I, Class Z 100 1,972
Davis Opportunity Fund, Class Y 100 3,831
Delaware Select Growth Fund, Institutional Class 100 2,508
Delaware Small Cap Value Fund, Institutional Class 100 7,351
Delaware Value Fund, Institutional Class 144 2,848
Deutsche Small Cap Core Fund, Institutional Class 52 2,270
DFA International Small Cap Value Portfolio, Institutional Class 100 1,867
DFA International Small Company Portfolio, Institutional Class 100 1,806
DFA U.S. Small Cap Value Portfolio, Institutional Class 100 4,153
Fidelity Mid-Cap Stock Fund 150 5,709
Fidelity Small Cap Discovery Fund 100 2,495
Fidelity Small Cap Stock Fund 150 2,358
Fidelity Small Cap Value Fund 150 2,954
Franklin Small Cap Value Fund, Advisor Class 100 5,555
Hartford International Opportunities Fund (The), Class Y 248 4,099
Heartland Value Fund 100 4,314
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class 100 2,048
Hennessy Focus Fund, Investor Class 50 2,984
Invesco American Value Fund, Class Y 141 5,147
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,203

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
MUTUAL FUNDS — 5.82% - continued
Janus Henderson Contrarian Fund, Class T 100 $ 2,460
Janus Henderson Mid Cap Value Fund, Class T 200 3,154
Janus Henderson Overseas Fund, Class T 100 3,875
Janus Henderson Venture Fund, Class T 100 7,656
JOHCM International Select Fund, Institutional Class 100 2,161
JPMorgan Mid Cap Value Fund, Institutional Class 100 3,891
JPMorgan Small Cap Equity Fund, Select Class 100 5,847
JPMorgan Small Cap Growth Fund, Class L 100 1,902
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 100 3,196
Longleaf Partners Fund 150 3,269
Longleaf Partners International Fund 150 2,073
Longleaf Partners Small-Cap Fund 100 2,343
Lord Abbett Developing Growth Fund, Inc., Institutional Class 100 2,432
Miller Opportunity Trust, Institutional Class 100 3,048
Morgan Stanley Discovery Portfolio, Institutional Class 100 1,349
Morgan Stanley Growth Portfolio, Institutional Class 100 3,633
Neuberger Berman Genesis Fund, Institutional Class 100 6,405
Nicholas Fund, Inc. 50 3,668
Oakmark International Fund, Investor Class 150 3,510
Oakmark International Small Cap Fund, Institutional Class 150 2,400
Oakmark Select Fund, Institutional Class 150 8,212
PRIMECAP Odyssey Aggressive Growth Fund 100 4,193
Principal SmallCap Growth Fund I, Institutional Class 200 2,588
Prudential Jennison International Opportunities, Class Z 185 4,788
Royce Micro-Cap Fund, Investment Class 106 1,135
Royce Opportunity Fund, Investment Class 318 4,602
Royce Premier Fund, Investment Class 300 3,441
Royce Special Equity Fund, Institutional Class 150 2,678
T. Rowe Price International Discovery Fund, Investor Class 75 4,655
T. Rowe Price Mid-Cap Growth Fund, Investor Class 50 4,789
T. Rowe Price New Horizons Fund, Investor Class 100 5,329
T. Rowe Price Small-Cap Value Fund, Investor Class 100 5,413
Thornburg Value Fund, Institutional Class 100 6,658
TIAA-CREF International Equity Fund, Institutional Class 100 1,157
Touchstone Sands Capital Select Growth Fund, Class Y 100 1,099
Tweedy Browne International Value Fund 150 4,013
Vanguard Strategic Equity Fund, Investor Class 100 3,483
Victory RS Small Cap Growth Fund, Class Y 100 5,498
Wasatch International Growth Fund, Investor Class 150 3,654
Wasatch Micro Cap Fund, Investor Class 100 646
Total Mutual Funds Cost ($7,671,385) 6,860,388
MONEY MARKET FUNDS - 66.01%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 1.68%
(a) (b)
77,821,536 77,821,536
Total Money Market Funds (Cost $77,821,536) 77,821,536
Total Investments — 100.02% (Cost $119,547,117) 117,921,361

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
MUTUAL FUNDS — 5.82% - continued
Liabilities in Excess of Other Assets — (0.02)% $ (27,240)
NET ASSETS — 100.00% $ 117,894,121
(a)
(b)
Rate disclosed is the seven day effective yield as of July 31, 2022.
Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2022, the percentage of net assets invested in Fidelity Investments Money Market Government Portfolio were 66.01% of the Fund.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Dynamic Allocation Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 71.37% Shares Fair Value
Gold Bullion Strategy Fund (The), Investor Class
(a)
183,604 $ 3,806,106
iShares 1-3 Year Treasury Bond ETF
(b)
478,350 39,726,967
iShares 7-10 Year Treasury Bond ETF
(b)
237,210 24,947,376
Total Exchange-Traded Funds Cost ($69,124,319) 68,480,449
CLOSED END FUNDS — 24.69%
Sprott Physical Gold Trust
(a)
1,714,560 23,695,219
Total Closed End Funds Cost ($25,614,651) 23,695,219
MONEY MARKET FUNDS - 30.07%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 1.68%
(b) (c)
28,854,391 28,854,391
Total Money Market Funds (Cost $28,854,391) 28,854,391
Total Investments — 126.13% (Cost $123,593,361) 121,030,059
Liabilities in Excess of Other Assets — (26.13)% (25,072,600)
NET ASSETS — 100.00% $ 95,957,459
(a) Non-income producing security.
(b) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities.  The financial statements and portfolio holdings for these securities can be found at www.sec.gov.  As of July 31, 2022, the percentage of net assets invested in iShares 1-3 Year Treasury Bond ETF, Fidelity Investments Money Market Government
Portfolio, and iShares 7-10 Year Treasury Bond ETF, were 41.40%, 30.07%, and 26.00% of the Fund, respectively.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.
ETF - Exchange-Traded Fund

SMI Multi-Strategy Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 54.00% Shares Fair Value
Energy Select Sector SPDR
®
Fund 28,890 $ 2,265,554
First Trust Natural Gas ETF 25,690 642,764
iShares 1-3 Year Treasury Bond ETF 123,860 10,286,573
iShares 7-10 Year Treasury Bond ETF 94,890 9,979,581
iShares S&P 500
®
Value ETF 32,100 4,673,119
SPDR
®
Bloomberg 1-3 Month T-Bill ETF 15,490 1,416,870
SPDR
®
S&P Oil & Gas Exploration & Production ETF 4,720 646,734
WisdomTree U.S. High Dividend Fund 13,240 1,126,194
Total Exchange-Traded Funds Cost ($30,560,218) 31,037,389
MUTUAL FUNDS — 3.34%
AMG Yacktman Focused Fund, Institutional Class 100 1,922
Centre American Select Equity Fund, Institutional Class 85,058 1,238,445
Fidelity Select Energy Portfolio 12,853 659,732
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,203
Longleaf Partners International Fund 150 2,073
Lord Abbett Developing Growth Fund, Inc., Institutional Class 100 2,432
Miller Opportunity Trust, Institutional Class 100 3,048
Morgan Stanley Discovery Portfolio, Institutional Class 100 1,349
Oakmark International Fund, Investor Class 50 1,170
Wasatch International Growth Fund, Investor Class 100 2,436
Total Mutual Funds Cost ($1,960,423) 1,916,810
CLOSED END FUNDS — 16.05%
Sprott Physical Gold Trust
(a)
667,452 9,224,187
Total Closed End Funds Cost ($9,972,044) 9,224,187
MONEY MARKET FUNDS - 44.04%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 1.68%
(b)
25,308,638 25,308,638
Total Money Market Funds (Cost $25,308,638) 25,308,638
Total Investments — 117.43% (Cost $67,801,323) 67,487,024
Liabilities in Excess of Other Assets — (17.43)% (10,016,928)
NET ASSETS — 100.00% $ 57,470,096
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt